Intangible Assets, Net (Details Textual)	12 Months Ended
Dec. 31, 2018
Minimum [Member]
Intangible Assets, Net (Textual)
Estimated useful lives	3 years
Maximum [Member]
Intangible Assets, Net (Textual)
Estimated useful lives	10 years